Goodwill (Tables)	12 Months Ended
Dec. 31, 2024
Goodwill
Schedule of goodwill

		Wuhan
	So-Young	Miracle	Total
	RMB	RMB	RMB
Balance as of December 31, 2022	684	540,009	540,693
Increase in goodwill related to acquisition	—	—	—
Impairment of goodwill	—	—	—
Balance as of December 31, 2023	684	540,009	540,693
Increase in goodwill related to acquisition	—	—	—
Impairment of goodwill	—	(540,009)	(540,009)
Balance as of December 31, 2024	684	—	684